Capital commitments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Capital Commitment [Line Items]
Total capital commitments	€ 22.3	€ 23.0
Property, plant and equipment
Capital Commitment [Line Items]
Total capital commitments	11.1	21.3
Intangible assets
Capital Commitment [Line Items]
Total capital commitments	€ 11.2	€ 1.7